EFFECT OF NEW ACCOUNTING STANDARDS	12 Months Ended
Jun. 28, 2017
Effect of New Accounting Standards [Abstract]
Description of New Accounting Pronouncements Not yet Adopted [Text Block]
EFFECT OF NEW ACCOUNTING STANDARDS
In January 2017, the FASB issued ASU 2017-04, Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. This update eliminates step two of the goodwill impairment analysis. Companies will no longer be required to perform a hypothetical purchase price allocation to measure goodwill impairment. Instead, they will measure impairment as the difference between the carrying amount and the fair value of the reporting unit. This update is effective for annual and interim periods for fiscal years beginning after December 15, 2019, which will require us to adopt these provisions in the first quarter of fiscal 2021. Early adoption is permitted for interim or annual goodwill impairment tests performed with measurement dates after January 1, 2017. The update will be applied on a prospective basis. We do not expect the adoption of this guidance to have any impact on our consolidated financial statements as the fair value of our reporting units is substantially in excess of the carrying values.
In August 2016, the FASB issued ASU 2016-15, Classification of Certain Cash Receipts and Cash Payments (Topic 230). This update provides clarification regarding how certain cash receipts and cash payments are presented and classified in the statement of cash flows. This update addresses eight specific cash flow issues with the objective of reducing the existing diversity in practice. This update is effective for annual and interim periods for fiscal years beginning after December 15, 2017, which will require us to adopt these provisions in the first quarter of fiscal 2019. Early adoption is permitted for financial statements that have not been previously issued. The update will be applied on a retrospective basis. We do not expect the adoption of this guidance to have a material impact on our consolidated financial statements or debt covenants.
In March 2016, the FASB issued ASU 2016-09, Improvements to Employee Share-Based Payment Accounting (Topic 718). This update was issued as part of the FASB’s simplification initiative and affects all entities that issue share-based payment awards to their employees. The amendments in this update cover such areas as the recognition of excess tax benefits and deficiencies, the classification of those excess tax benefits on the statement of cash flows, an accounting policy election for forfeitures, the amount an employer can withhold to cover income taxes and still qualify for equity classification and the classification of those taxes paid on the statement of cash flows. This update is effective for annual and interim periods for fiscal years beginning after December 15, 2016, which will require us to adopt these provisions in the first quarter of fiscal 2018.  Adoption of the new guidance will require recognition of excess tax benefits and tax deficiencies in the consolidated statements of comprehensive income on a prospective basis, with a cumulative effect adjustment to retained earnings for any prior year excess tax benefits or tax deficiencies not previously recorded. In addition, this guidance will require reclassification of excess tax benefits from cash flows from financing activities to cash flows from operating activities on the consolidated statements of cash flows. We expect to apply this change on a retrospective basis. Based on our current stock price, we expect the adoption of the new guidance in the first quarter of fiscal 2018 will result in the recognition of a discrete tax expense of approximately $2 million in the provision for income taxes on our fiscal 2018 consolidated statements of comprehensive income. The inclusion of excess tax benefits and deficiencies within our provision for income taxes will increase its volatility as the amount of excess tax benefits or deficiencies from share-based compensation awards depends on our stock price at the date the awards vest. We expect that adoption of the remaining provisions in the update noted above will not have a material impact on our consolidated financial statements.
In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). This update requires a lessee to recognize on the balance sheet a liability to make lease payments and a corresponding right-of-use asset for virtually all leases, other than leases with a term of 12 months or less. The update also requires additional disclosures about the amount, timing, and uncertainty of cash flows arising from leases. This update is effective for annual and interim periods for fiscal years beginning after December 15, 2018, which will require us to adopt these provisions in the first quarter of fiscal 2020. Early adoption is permitted for financial statements that have not been previously issued. This update will be applied on a modified retrospective basis. We anticipate implementing the standard by taking advantage of the practical expedient option. The discounted minimum remaining rental payments will be the starting point for determining the right-of-use asset and lease liability. We had operating leases with remaining rental payments of approximately $606.9 million at the end of fiscal 2017. We expect that adoption of the new guidance will have a material impact on our consolidated balance sheets due to recognition of the right-of-use asset and lease liability related to our current operating leases. The process of evaluating the full impact of the new guidance on our consolidated financial statements and disclosures is ongoing, but we anticipate the initial evaluation of the impact will be completed in fiscal 2018.
In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606). The FASB has subsequently amended this update by issuing additional ASU's that provide clarification and further guidance around areas identified as potential implementation issues. These updates provide a comprehensive new revenue recognition model that requires a company to recognize revenue to depict the transfer of goods or services to a customer at an amount that reflects the consideration it expects to receive in exchange for those goods or services. These updates also require additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts. In August 2015, the FASB issued ASU 2015-14 delaying the effective date of adoption. These updates are now effective for annual and interim periods for fiscal years beginning after December 15, 2017, which will require us to adopt these provisions in the first quarter of fiscal 2019. Early application in fiscal 2018 is permitted. These updates permit the use of either the retrospective or cumulative effect transition method. We do not believe these updates will impact our recognition of revenue from sales generated at company-owned restaurants or our recognition of royalty fees from franchisees. We are continuing to evaluate the impact the adoption of these updates will have on the recognition of revenue related to our gift card and loyalty programs and our franchise agreements, as well as which adoption method will be used. The process of evaluating the full impact of the new guidance on our consolidated financial statements and disclosures is ongoing, but we anticipate the initial evaluation of the impact will be completed in the first half of fiscal 2018.